Inventories (Details) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Inventory Disclosure [Abstract]
Raw materials	$ 158,908	$ 244,425
Work in process	306,678	315,143
Supplies	52,986	55,043
Finished goods	2,500,337	1,767,833
Total	$ 3,018,909	$ 2,382,444